Trade and other payables (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Non-current
Deferred revenue	$ 121.9	$ 111.2
Other payables	11.1	11.1
Trade and other payables, non current	133.0	122.3
Current
Trade payables	183.6	148.4
Deferred revenue	48.6	46.6
Withholding tax payable	2.7	3.5
Payroll and other related statutory liabilities	19.5	34.4
VAT payables	18.2	22.9
Other payables	43.0	22.2
Trade and other payables	$ 315.6	$ 278.0